Leases (Details)	9 Months Ended
Sep. 30, 2023
Leases (Details) [Line Items]
Lease terms, description	These leases have remaining lease terms of 6 months to 4 years.
PRC [Member]
Leases (Details) [Line Items]
Borrowing rates, percentage	4.75%
Taiwan [Member]
Leases (Details) [Line Items]
Borrowing rates, percentage	3.94%